Document And Entity Information	3 Months Ended
	Aug. 31, 2011	Oct. 11, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Chineseinvestors.com, Inc.
Document Type	S-1
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding		4,835,111
Amendment Flag	false
Entity Central Index Key	0001459482
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Aug. 31, 2011
Document Fiscal Year Focus	2012